Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 4,028	$ 13,488
Restricted cash		280	280
Short term bank deposits		40,690	10,793
Trade receivable, net		571	153
Other assets - funds held in escrow		24,525	30,417
Prepaid expenses and other receivables		1,685	2,500
Total current assets		71,779	57,631
NON-CURRENT ASSETS:
Operating lease right-of-use assets		893	1,782
Property and equipment, net		1,176	1,374
Total non-current assets		2,069	3,156
Total assets		73,848	60,787
CURRENT LIABILITIES:
Trade payables		774	624
Operating lease liabilities		679	551
Employees and payroll accruals		3,706	3,283
Convertible bonds		24,757	30,614
Accrued expenses and other payables		2,950	1,334
Derivative Liabilities		50
Total current liabilities		32,916	36,406
LONG-TERM LIABILITIES:
Operating lease liabilities		1,351	1,457
Warrant liabilities		12	428
Total long-term liabilities		1,363	1,885
SHAREHOLDERS’ EQUITY:
Ordinary Shares, NIS 0.000216 par value per share; 200,000,000 authorized shares as of December 31, 2025 and 165,000,000 as of December 31, 2024; 109,188,112 and 85,749,331 outstanding shares at December 31, 2025 and 2024, respectively	[1]
Additional paid-in capital		338,947	275,453
Accumulated deficit		(299,378)	(252,957)
Total shareholders’ equity		39,569	22,496
Total liabilities and shareholders’ equity		$ 73,848	$ 60,787

[1]	Represents less than $1.